Leases - Schedule of Right-of-Use Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Cost [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	$ 6,542	$ 9,025
Other		(19)
Additions during the year:
New leases	633	643
Terminated lease	(25)	(3,041)
Classification	(168)	71
Adjustments arising from indexation	47	137
Adjustments arising from translating financial statements from functional currency to presentation currency	(29)	(274)
Ending balance	7,000	6,542
Cost [Member] | Office lease [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	4,124	7,231
Other		(19)
Additions during the year:
New leases
Terminated lease		(2,961)
Classification
Adjustments arising from indexation	47	137
Adjustments arising from translating financial statements from functional currency to presentation currency	(22)	(264)
Ending balance	4,149	4,124
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	2,418	1,794
Other
Additions during the year:
New leases	633	643
Terminated lease	(25)	(80)
Classification	(168)	71
Adjustments arising from indexation
Adjustments arising from translating financial statements from functional currency to presentation currency	(7)	(10)
Ending balance	2,851	2,418
Accumulated Depreciation [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	4,032	2,518
Depreciation in the year	795	1,563
Additions during the year:
Adjustments arising from translating financial statements from functional currency to presentation currency	21	(49)
Ending balance	4,848	4,032
Depreciated cost		2,510	$ 2,152
Accumulated Depreciation [Member] | Office lease [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	2,532	1,528
Depreciation in the year	343	1,033
Additions during the year:
Adjustments arising from translating financial statements from functional currency to presentation currency	22	(29)
Ending balance	2,897	2,532
Depreciated cost		1,591	1,252
Accumulated Depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	1,500	990
Depreciation in the year	452	530
Additions during the year:
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(20)
Ending balance	$ 1,951	1,500
Depreciated cost		$ 918	$ 900